Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	December 2024
Payment Date	1/15/2025
Transaction Month	7
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,999,478,618.95	53,438		57.0 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$350,000,000.00	5.507%		July 15, 2025
Class A-2a Notes	$323,350,000.00	5.40%		April 15, 2027
Class A-2b Notes	$330,000,000.00	4.99757%	*	April 15, 2027
Class A-3 Notes	$653,300,000.00	5.10%		April 15, 2029
Class A-4 Notes	$93,350,000.00	4.96%		May 15, 2030
Class B Notes	$55,260,000.00	5.23%		May 15, 2030
Class C Notes	$36,830,000.00	0.00%		December 15, 2031
Total	$1,842,090,000.00
		* 30-day average SOFR + 0.40%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$6,546,118.69

Principal:
Principal Collections	$37,995,456.07
Prepayments in Full	$16,431,156.48
Liquidation Proceeds	$440,859.79
Recoveries	$47,386.22
Sub Total	$54,914,858.56
Collections	$61,460,977.25

Purchase Amounts:
Purchase Amounts Related to Principal	$230,200.45
Purchase Amounts Related to Interest	$1,223.93
Sub Total	$231,424.38

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$61,692,401.63

Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	December 2024
Payment Date	1/15/2025
Transaction Month	7
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$61,692,401.63
Servicing Fee	$1,383,656.73	$1,383,656.73	$0.00	$0.00	$60,308,744.90
Interest - Class A-1 Notes	$95,331.51	$95,331.51	$0.00	$0.00	$60,213,413.39
Interest - Class A-2a Notes	$1,455,075.00	$1,455,075.00	$0.00	$0.00	$58,758,338.39
Interest - Class A-2b Notes	$1,374,331.75	$1,374,331.75	$0.00	$0.00	$57,384,006.64
Interest - Class A-3 Notes	$2,776,525.00	$2,776,525.00	$0.00	$0.00	$54,607,481.64
Interest - Class A-4 Notes	$385,846.67	$385,846.67	$0.00	$0.00	$54,221,634.97
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$54,221,634.97
Interest - Class B Notes	$240,841.50	$240,841.50	$0.00	$0.00	$53,980,793.47
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$53,980,793.47
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$53,980,793.47
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$53,980,793.47
Regular Principal Payment	$66,857,400.12	$53,980,793.47	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$61,692,401.63

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$53,980,793.47
Total					$53,980,793.47

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$20,773,164.58	$59.35	$95,331.51	$0.27	$20,868,496.09	$59.62
Class A-2a Notes	$16,434,815.64	$50.83	$1,455,075.00	$4.50	$17,889,890.64	$55.33
Class A-2b Notes	$16,772,813.25	$50.83	$1,374,331.75	$4.16	$18,147,145.00	$54.99
Class A-3 Notes	$0.00	$0.00	$2,776,525.00	$4.25	$2,776,525.00	$4.25
Class A-4 Notes	$0.00	$0.00	$385,846.67	$4.13	$385,846.67	$4.13
Class B Notes	$0.00	$0.00	$240,841.50	$4.36	$240,841.50	$4.36
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$53,980,793.47	$29.30	$6,327,951.43	$3.44	$60,308,744.90	$32.74

Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	December 2024
Payment Date	1/15/2025
Transaction Month	7

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$20,773,164.58	0.0593519	$0.00	0.0000000
Class A-2a Notes	$323,350,000.00	1.0000000	$306,915,184.36	0.9491733
Class A-2b Notes	$330,000,000.00	1.0000000	$313,227,186.75	0.9491733
Class A-3 Notes	$653,300,000.00	1.0000000	$653,300,000.00	1.0000000
Class A-4 Notes	$93,350,000.00	1.0000000	$93,350,000.00	1.0000000
Class B Notes	$55,260,000.00	1.0000000	$55,260,000.00	1.0000000
Class C Notes	$36,830,000.00	1.0000000	$36,830,000.00	1.0000000
Total	$1,512,863,164.58	0.8212754	$1,458,882,371.11	0.7919713

Pool Information
Weighted Average APR	4.676%	4.683%
Weighted Average Remaining Term	52.30	51.55
Number of Receivables Outstanding	47,756	46,820
Pool Balance	$1,660,388,078.51	$1,604,810,836.31
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,533,679,408.09	$1,482,847,740.73
Pool Factor	0.8304105	0.8026147

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$4,605,247.03
Yield Supplement Overcollateralization Amount	$121,963,095.58
Targeted Overcollateralization Amount	$158,805,071.85
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$145,928,465.20

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$4,605,247.03
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$4,605,247.03
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$4,605,247.03

Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	December 2024
Payment Date	1/15/2025
Transaction Month	7
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		107	$479,569.41
(Recoveries)		7	$47,386.22
Net Loss for Current Collection Period			$432,183.19
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3123%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.1242%
Second Prior Collection Period			0.2928%
Prior Collection Period			0.3141%
Current Collection Period			0.3177%
Four Month Average (Current and Prior Three Collection Periods)			0.2622%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		540	$1,913,794.08
(Cumulative Recoveries)			$56,598.75
Cumulative Net Loss for All Collection Periods			$1,857,195.33
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0929%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,544.06
Average Net Loss for Receivables that have experienced a Realized Loss			$3,439.25

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.65%	253	$10,476,281.10
61-90 Days Delinquent	0.12%	46	$1,936,109.92
91-120 Days Delinquent	0.05%	13	$768,557.18
Over 120 Days Delinquent	0.01%	3	$115,871.84
Total Delinquent Receivables	0.83%	315	$13,296,820.04

Repossession Inventory:
Repossessed in the Current Collection Period		17	$827,758.71
Total Repossessed Inventory		34	$1,597,197.92

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0926%
Prior Collection Period			0.1005%
Current Collection Period			0.1324%
Three Month Average			0.1085%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.75%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1758%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	December 2024
Payment Date	1/15/2025
Transaction Month	7

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	192	$8,811,785.55
2 Months Extended	181	$7,917,023.47
3+ Months Extended	32	$1,491,326.91

Total Receivables Extended	405	$18,220,135.93
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 5, 2024

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer